Discontinued Operations (Details) - Schedule of Operating Attributed to Discontinued Operation - Discontinued operations [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) - Schedule of Operating Attributed to Discontinued Operation [Line Items]
Revenues from sales	$ 5,459	$ 29,741	$ 2,987
Cost of sales	(5,931)	(27,383)	(2,713)
Gross profit (loss)	(472)	2,358	274
Sales and marketing expenses	351	1,126	91
General and administrative expenses	851	308	54
Operating income (loss)	(1,674)	924	129
Finance expenses, net	356	317	22
Income before taxes on income	(2,030)	607	107
Taxes on income		37
Income (loss) after taxes on income	$ (2,030)	$ 569	$ 107